Consolidated statement of cash flows - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Cash flows provided by (used in) operating activities
Net income	$ 1,348	$ 1,182	$ 1,319	$ 2,530	$ 2,647
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses	255	338	212	593	365
Amortization and impairment	178	171	162	349	328
Stock options and restricted shares expense	5	4	9	9	14
Deferred income taxes	85		22	85	110
Losses (gains) from debt securities measured at FVOCI and amortized cost	(19)	(4)	(24)	(23)	(32)
Net losses (gains) on disposal of land, buildings and equipment	(1)		(3)	(1)	(12)
Other non-cash items, net	(181)	(184)	(136)	(365)	(223)
Net changes in operating assets and liabilities
Interest-bearing deposits with banks	2,255	827	16	3,082	(1,211)
Loans, net of repayments	(8,051)	(3,301)	(8,229)	(11,352)	(9,185)
Deposits, net of withdrawals	11,433	2,350	1,728	13,783	9,117
Obligations related to securities sold short	(1,247)	1,653	(1,522)	406	12
Accrued interest receivable	(171)	65	(197)	(106)	(202)
Accrued interest payable	199	(58)	167	141	90
Derivative assets	(935)	242	5,377	(693)	266
Derivative liabilities	(531)	2,328	(6,818)	1,797	(758)
Securities measured at FVTPL	(8,865)	(1,418)	(1,190)	(10,283)	(552)
Other assets and liabilities measured/designated at FVTPL	860	(138)	275	722	(949)
Current income taxes	(135)	(152)	(83)	(287)	(384)
Cash collateral on securities lent	(772)	(71)	492	(843)	(33)
Obligations related to securities sold under repurchase agreements	7,027	11,641	4,644	18,668	10,402
Cash collateral on securities borrowed	(317)	526	649	209	(1,305)
Securities purchased under resale agreements	3,201	(7,883)	5,620	(4,682)	(1,364)
Other, net	(1,320)	(2,302)	4,124	(3,622)	2,066
Cash flows provided by (used in) operating activities	4,301	5,816	6,614	10,117	9,207
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness			1,500		1,500
Redemption/repurchase/maturity of subordinated indebtedness	0	0	0	0	0
Issue of preferred shares, net of issuance cost		321		321	445
Issue of common shares for cash	38	38	39	76	109
Purchase of common shares for cancellation	0	0	0	0	0
Net sale (purchase) of treasury shares	(3)	3	9		11
Dividends paid	(602)	(569)	(569)	(1,171)	(964)
Cash flows provided by (used in) financing activities	(567)	(207)	979	(774)	1,101
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost	(9,067)	(11,224)	(9,578)	(20,291)	(15,538)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost	3,665	3,755	2,168	7,420	2,850
Proceeds from maturity of debt securities measured at FVOCI and amortized cost	1,777	1,627	1,530	3,404	4,316
Cash used in acquisitions, net of cash acquired					(315)
Net cash provided by dispositions of investments in equity-accounted associates and joint ventures			66		149
Net sale (purchase) of land, buildings and equipment	(57)	(55)	(45)	(112)	(85)
Cash flows provided by (used in) investing activities	(3,682)	(5,897)	(5,859)	(9,579)	(8,623)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks	38	(4)	77	34	(13)
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the period	90	(292)	1,811	(202)	1,672
Cash and non-interest-bearing deposits with banks at beginning of period	4,088	4,380	3,301	4,380	3,440
Cash and non-interest-bearing deposits with banks at end of period	4,178	4,088	5,112	4,178	5,112
Cash interest paid	2,366	2,586	1,586	4,952	3,174
Cash interest received	4,681	5,019	3,840	9,700	7,631
Cash dividends received	173	170	192	343	380
Cash income taxes paid	$ 401	$ 437	$ 389	$ 838	$ 1,002